Right-Of-Use Assets (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of quantitative information about right-of-use assets [abstract]
Disclosure of Information of the Net Book Value of Right-Of-Use Asset	The following table details the changes to the net book value of ROU assets during the periods shown:

	Land	Buildings	Other	Total
Balance — January 1, 2022	$10.7	$101.0	$2.1	$113.8
New leases and lease renewals	—	63.0	0.4	63.4
Depreciation	(0.6)	(34.3)	(0.5)	(35.4)
Accelerated depreciation of assets and lease terminations(i)	—	(0.7)	—	(0.7)
Foreign exchange and other	—	(2.2)	(0.1)	(2.3)
Balance — December 31, 2022	10.1	126.8	1.9	138.8
New leases and lease renewals	0.4	52.9	0.4	53.7
Depreciation	(0.6)	(35.9)	(0.5)	(37.0)
Accelerated depreciation of assets and lease terminations(i)	—	(1.1)	—	(1.1)
Foreign exchange and other	—	(0.4)	—	(0.4)
Balance — December 31, 2023	$9.9	$142.3	$1.8	$154.0
(i)    Represents the accelerated depreciation (in each case as restructuring charges) of certain ROU assets in connection with restructuring actions. See note 15(a).